6. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Cululative operating loss carry-forward	$ (7,583,538)	$ (7,773,335)	$ (5,629,241)
Expected Tax Rate	21.00%